Dividends (Tables)	6 Months Ended
Jun. 30, 2020
Interim Financial Reporting [Abstract]
Disclosure of dividends announced and paid

	Second	Second	First	First
	quarter	quarter	half	half
	2020	2019	2020	2019
Dividends paid per ordinary share
cents	10.500	10.250	21.000	20.500
pence	8.342	8.066	16.498	15.804
Dividends paid per ADS (cents)	63.00	61.50	126.00	123.00
Scrip dividends
Number of shares issued (millions)	—	46.3	—	136.4
Value of shares issued ($ million)	—	318	—	947